Contingencies and commitments - Additional information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)
Disclosure of commitments and contingencies [Line Items]
Contractual capital commitments	$ 900.0	$ 400.0
Borrowings	$ 14,115.0	12,752.0
Turquoise Hill Resources Ltd(including Oyu Tolgoi LLC) [Member]
Disclosure of commitments and contingencies [Line Items]
Group interest (%)	51.00%
Oyu Tolgoi Llc [Member]
Disclosure of commitments and contingencies [Line Items]
Borrowings	$ 4,300.0	4,300.0
Erdenes Oyu Tolgoi LLC [Member]
Disclosure of commitments and contingencies [Line Items]
Group interest (%)	(34.00%)
Turquoise Hill Resources Ltd [Member]
Disclosure of commitments and contingencies [Line Items]
Group interest (%)	66.00%
United Kingdoms Financial Conduct Authority (FCA) [Member]
Disclosure of commitments and contingencies [Line Items]
Financial penalty			$ 36.4	£ 27.4
Minera Escondida Limitada [Member]
Disclosure of commitments and contingencies [Line Items]
Minera Escondida Limitada undrawn shareholder line of credit Rio Tinto share	$ 225.0	225.0
Group interest (%)	30.00%
Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc [Member] | Contingent liabilities related to joint ventures [Member]
Disclosure of commitments and contingencies [Line Items]
Contractual Payments		10.5
Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc [Member] | Contingent liabilities related to joint ventures [Member] | Financial guarantee contracts [Member]
Disclosure of commitments and contingencies [Line Items]
Amounts guaranteed by parent companies	$ 7,500.0	7,500.0
Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc [Member] | Contingent liabilities related to joint ventures [Member] | Financial guarantee contracts [Member] | Bonds [Member]
Disclosure of commitments and contingencies [Line Items]
Amounts guaranteed by parent companies	4,400.0	4,400.0
Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc [Member] | Contingent liabilities related to joint ventures [Member] | Financial guarantee contracts [Member] | Bonds [Member]
Disclosure of commitments and contingencies [Line Items]
Amounts guaranteed by parent companies	$ 1,600.0	$ 1,600.0